Long-Term Debt - Long-term debt (Details) - USD ($)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Mortgage payable, monthly interest payments	$ 6,771	$ 6,771
Less Current Maturities of Long-Term Debt		$ 617,665
Principal due November 2013
Mortgage payable, interest per annum	9.75%	9.75%
Total Debt	$ 0	$ 617,665
Less Current Maturities of Long-Term Debt	0	617,665
Total Long-Term Debt	$ 0	$ 0